Impairments (Tables)	9 Months Ended
Sep. 30, 2018
Impairments
Schedule of impairments

Skr mn	Jul-Sep 20181	Apr–Jun 20181	Jul-Sep 20172	Jan-Sep 20181	Jan–Sep 20172	Jan-Dec 20172
Expected credit losses, stage 1	1	13	n.a.	11	n.a.	n.a.
Expected credit losses, stage 2	-1	11	n.a.	15	n.a.	n.a.
Expected credit losses, stage 3	-22	1	n.a.	-18	n.a.	n.a.
Impairment of financial assets	n.a.	n.a.	-27	n.a.	-54	-59
Reversal of previous write-downs	n.a.	n.a.	30	n.a.	47	110
Established losses	—	—	—	—	-47	-47
Reserves applied to cover established credit losses	—	—	-1	—	46	46
Recovered credit losses	—	0	1	0	1	1

Net credit losses	-22	25	3	8	-7	51

1Expected credit losses according to IFRS 9.

2Impairments according to IAS 39.

Schedule of balances and reconciliation of changes in loss allowances by stages

	September 30, 2018				December 31, 2017
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	182,060	27,747	1,070	210,877	195,275
Off balance, before expected credit losses	24,202	33,978	2	58,182	77,485

Total, before expected credit losses	206,262	61,725	1,072	269,059	272,760

Loss allowance, loans	-29	-19	-87	-135	-155
Loss allowance, off balance1	0	0	-2	-2	—

Total, loss allowance	-29	-19	-89	-137	-155
Provision ratio	0.01%	0.03%	8.30%	0.05%	0.06%

1Recognized under provision in Consolidated Statement of Financial Position

	September 30, 2018				December 31, 2017
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance1	-38	-33	-66	-137	-254
Increases due to origination and acquisition	-8	-2	-1	-11	n.a.
Net remeasurement of loss allowance	14	8	-17	5	51
Transfer to stage 1	0	0	—	0	n.a.
Transfer to stage 2	1	-1	—	0	n.a.
Transfer to stage 3	—	0	0	0	n.a.
Decreases due to derecognition	4	10	0	14	n.a.
Decrease in allowance account due to write-offs	—	—	—	—	46
Exchange-rate differences2	-2	-1	-5	-8	2

Closing balance	-29	-19	-89	-137	-155

1Effect on opening balance after implementation of IFRS 9 Skr 18 million.

2Recognized under Net results of financial transactions in Statement of Comprehensive Income.

3According to IAS 39.